Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Revenues Recognized
Revenue recognized for each revenue stream is as follows:

Financial Statement Caption	Revenue Stream	Three Months Ended September 30,		Nine Months Ended September 30,
Product revenue:		2022	2021	2022	2021
	Pellet p rocedures	$32,981	$28,090	$96,247	$80,941
	Dietary supplements	8,066	6,803	21,719	19,023
	Disposable trocars	509	220	1,110	633
	Shipping fees	18	6	45	22

Total product revenue		41,574	35,119	119,121	100,619
Service revenue:
	Trainin g	186	212	707	528
	Contract-term services	210	236	644	713

Total service revenue		396	448	1,351	1,241

Total revenue		$41,970	$35,567	$120,472	$101,860

Revenue recognized by geographic region is as follows:

Financial Statement Caption	Country	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Product revenue:		2022	2021	2022	2021
	United States	$41,469	$35,054	$118,845	$100,435
	All o ther	105	65	276	184

Total product revenue		41,574	35,119	119,121	100,619
Service revenue:
	United States	385	448	1,332	1,241
	All o ther	11	—	19	—

Total service revenue		396	448	1,351	1,241

Total revenue		$41,970	$35,567	$120,472	$101,860

Revenues recognized for each revenue stream are as follows (in thousands):

Financial Statement Caption	Revenue Stream	For the year ended December 31,
Product revenue:		2021	2020	2019
	Pellet procedures	$109,465	$92,773	$90,132
	Dietary supplements	27,241	20,887	17,562
	Disposable trocars	860	921	573
	Shipping fees	32	59	48

Total product revenue		137,598	114,640	108,315

Service revenue:
	Training	$859	$949	$705
	Contract-term services	939	979	956

Total service revenue		1,798	1,928	1,661

Total revenue		$139,396	$116,568	$109,976

Revenues recognized by geographic region are as follows (in thousands):

Financial Statement Caption	Country	For the year ended December 31,
Product revenue:		2021	2020	2019
	United States	137,349	114,557	108,176
	All other	249	83	139

Total product revenue		137,598	114,640	108,315

Service revenue:
	United States	1,798	1,928	1,661
	All other	—	—	—

Total service revenue		1,798	1,928	1,661

Total revenue		139,396	116,568	109,976

Summary of Significant Changes in Contract Liability Balances
Significant changes in contract liability balances are as follows:

	Nine Months Ended September 30,
	2022		2021
Description of change	Deferred Revenue	Deferred Revenue, Long- term	Deferred Revenue	Deferred Revenue, Long- term
Revenue recognized that was included in the contract liability balance at the beginning of the period	$(1,445)	$—	$(1,729)	$—
Increases due to cash received, excluding amounts recognized as revenue during the period	1,207	591	913	617
Transfers between current and non-current liabilities due to the expected revenue recognition period	412	(412)	586	(586)

Total increase (decrease) in contract liabilities	$174	$179	$(230)	$31

Significant changes in contract liability balances are as follows (in thousands):

	For the year ended December 31,
	2021		2020		2019
Description of change	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	(2,048)	—	(2,584)	—	(2,381)	—

Increases due to cash received, excluding amounts recognized as revenue during the period:	1,022	652	1,100	605	1,622	934

Transfers between current and non-current liabilities due to the expected revenue recognition period:	697	(697)	944	(944)	961	(961)

Other changes to the balance:	—	—	—	—	—	—

Total increase(decrease) in contract liabilities:	$(329)	$(45)	$(540)	$(339)	$202	$(27)

Summary of Consideration Allocated to Performance Obligations
Consideration allocated to performance obligations are as follows:

	September 30, 2022	December 31, 2021
Unsatisfied training obligations - Current	$156	$67

Unsatisfied contract-term services - Current	1,015	849
Unsatisfied contract-term services - Long-term	569	544

Total allocated to unsatisfied contract-term services	1,584	1,393

Unsatisfied pellet procedures - Current	818	789
Unsatisfied pellet procedures - Long-term	293	258

Total allocated to unsatisfied pellet procedures	1,111	1,047

Total deferred revenue - Current	$1,989	$1,705

Total deferred revenue - Long-term	$862	$802

	For the year ended December 31,
	2021	2020	2019
Unsatisfied training obligations - Current	$67	$57	$50

Unsatisfied contract-term services - Current	849	862	932
Unsatisfied contract-term services - Long-term	544	551	737

Total allocated to unsatisfied contract-term services	1,393	1,413	1,669

Unsatisfied pellet procedures - Current	789	1,125	1,601
Unsatisfied pellet procedures - Long-term	258	284	436

Total allocated to unsatisfied pellet procedures	1,047	1,409	2,038

Total Deferred Revenue - Current	$1,705	$2,044	$2,584

Total Deferred Revenue - Long-term	$802	$836	$1,173